Taxes - Schedule of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net income (loss) before tax	$ 31,759	$ (7,723)
Expected income tax (expense) recovery based on statutory rate	(8,416)	2,047
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(9,722)	(3,846)
Tax effect of unrecognized temporary differences and tax losses	(3,465)	1,873
Tax incentives and tax loss benefit not previously recognized	8,712	1,019
Effect of tax rates in foreign jurisdictions	4,971	290
Foreign exchange	1,268	1,749
Total tax expense (income)	$ (9,188)	$ (962)